INCOME TAX - Summary of Reconciliation of the Federal Income Tax Rate (Detail)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	25.00%	21.00%	21.00%
State taxes, net of federal tax benefit		0.00%	0.00%
True ups		0.40%	0.00%
Valuation allowance		(4.30%)	(1.20%)
Income tax provision		17.10%	19.80%